Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term borrowings
Short-term borrowings		¥ 130,000	$ 8,618	¥ 60,000
Restricted time deposits term	3 years
RQN | Loan facility of credit line
Short-term borrowings
Maximum borrowed amount	¥ 250,000	¥ 130,000
Short-term borrowings interest rate		4.95%
Short-term borrowings		¥ 130,000		¥ 60,000
Short-term borrowings term	1 year